Consolidated Statement of Financial Position - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	CAD 6,916	CAD 0
Trade and other receivables	28,678	26,305
Prepaid expenses and deposits	1,602	1,681
Derivative asset	33,093	730
Total current assets	70,289	28,716
Non-current assets
Derivative asset	17,777	1,448
Exploration and evaluation assets	22,143	16,012
Property, plant and equipment	1,580,973	1,450,283
Total non-current assets	1,620,893	1,467,743
Total assets	1,691,182	1,496,459
Current liabilities
Trade and other accrued liabilities	51,004	34,153
Derivative liability	111	13,812
Total current liabilities	51,115	47,965
Non-current liabilities
Derivative liability	0	10,912
Bank indebtedness	208,978	153,102
Decommissioning liability	46,913	40,992
Deferred income tax liability	72,500	35,215
Total non-current liabilities	328,391	240,221
Total liabilities	379,506	288,186
SHAREHOLDERS' EQUITY
Share capital	2,340,801	2,334,199
Contributed surplus	110,077	108,315
Deficit	(1,139,202)	(1,234,241)
Total shareholders' equity	1,311,676	1,208,273
Total liabilities and shareholders' equity	CAD 1,691,182	CAD 1,496,459